Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating Loss Carryforwards [Line Items]
Research credit carryforwards expiration year	2027
Deferred tax asset, change in valuation allowance amount	$ (700,000)	$ 4,400,000	$ (9,000,000)
Cumulative change in ownership percentage	50.00%
Period for cumulative change in ownership percentage	3 years
Minimum percentage of likelihood for uncertain tax position to be recognized	50.00%
Recognized interest or penalties on income tax	$ 0	$ 0	$ 0
Federal and State [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	145,500,000
Research credit carryforwards	$ 8,300,000
Operating loss carryforwards expiration year	2028
State [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 76,400,000
Research credit carryforwards	$ 2,400,000